Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Impairment losses		$ 0	$ 0
Warranty period		1 year
Capitalized contract cost amortization period description		The Company applies the practical expedient to expense the commissions as incurred as the expected amortization period is one year or less
Advertising costs		$ 0	0	$ 0
Matching contributions		$ 1,500,000	$ 1,700,000	$ 1,400,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets		2 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of the assets		5 years
Capitalized contract cost, amortization period		1 year
Four Zero One K Plan Member
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Employees Deferrals Required To Match Higher	100.00%
Four Zero One K Plan Member | Maximum
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Employees Deferrals Required To Match Higher	2.00%
Revenue Benchmark | Customer Concentration Risk | Largest Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage		16.00%	13.00%	14.00%
Accounts Receivable | Customer Concentration Risk | Customer 1
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage		16.00%
Accounts Receivable | Customer Concentration Risk | 1 Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration of risk, percentage			14.00%